INCOME TAX EXPENSE (Tables)	6 Months Ended
Mar. 31, 2026
Income Tax Disclosure [Abstract]
SCHEDULE OF PROVISION FOR INCOME TAX EXPENSE

The provision for income tax expense consisted of the following:

	Six months ended March 31,
	2025	2026	2026
	HKD	HKD	USD

Current income tax	$671,009	$-	$-
Deferred income tax	-	-	-

Income tax expense	$671,009	$-	$-

SCHEDULE OF RECONCILIATION OF INCOME TAX RATE

The reconciliation of the differences between income tax expense computed by applying Hong Kong income tax rate of 16.5% and the Company’s income tax expense recorded for the six months ended March 31, 2025 and 2026, are as follows:

	Six Months ended March 31,
	2025		2026
	HKD	% of Pre-tax income	HKD	USD	% of Pre-tax income

Computed expected income tax expense (benefit)	$690,243	16.50%	$(12,603,703)	$(1,607,615)	16.50%
Income exempted from tax	(126)	0.00%	(71,935)	(9,175)	0.09%
Effect of differential tax rate – foreign subsidiaries (Note i)	-	-	857,004	109,311	(1.12)%
Non-deductible expenses for tax purpose	143,891	3.44%	17,667	2,253	(0.02)%
Non-deductible share-based compensation expenses	-	-	10,876,115	1,387,260	(14.24)%
Net operating loss	-	-	929,455	118,553	(1.22)%
Others	(162,999)	(3.90)%	(4,603)	(587)	0.01%
Income tax expense	$671,009	16.04%	$-	$-	0.00%

Note :

(i)	Represents the foreign income tax rate differential when compared to Hong Kong income tax rate for the six months ended March 31, 2026 and 2025.

SCHEDULE SIGNIFICANT COMPONENTS OF THE DEFERRED TAX ASSETS

The following table sets forth the significant components of the deferred tax assets of the Company as of September 30, 2025 and March 31, 2026.

	As of
	September 30,	March 31,	March 31,
	2025	2026	2026
	HKD	HKD	USD
Deferred tax assets:
Net operating loss carryforwards from
Hong Kong	-	929,455	118,553
Less: valuation allowance	-	(929,455)	(118,553)
	$-	$-	$-

SCHEDULE VALUATION ALLOWANCE OF DEFERRED TAX ASSETS

The movements of valuation allowance of deferred tax assets are as follows:

	As of
	September 30,	March 31,	March 31,
	2025	2026	2026
	HKD	HKD	USD
Balance at beginning of the period	-	-	-
Additions	-	929,455	118,553
Balance at end of the period	$-	$929,455	$118,553